Reinsurance	12 Months Ended
Dec. 31, 2014
Reinsurance
Reinsurance

9.Reinsurance

In the ordinary course of business, the Company is involved in both the assumption and cession of reinsurance with non-affiliated companies. The following table provides details of the reinsurance recoverables balance as of December 31:

	2014	2013
Ceded future policyholder benefits and expense	$208,022	$143,007
Ceded unearned premium	3,857	2,667
Ceded claims and benefits payable	36,809	29,983
Ceded paid losses	1,484	1,644
Total	$250,172	$177,301

A key credit quality indicator for reinsurance is the A.M. Best financial strength ratings of the reinsurer.  The A.M. Best ratings are an independent opinion of a reinsurer’s ability to meet ongoing obligations to policyholders. The A.M. Best ratings for new reinsurance agreements where there is material credit exposure are reviewed at the time of execution. The A.M. Best ratings for existing reinsurance agreements are reviewed on a periodic basis, at least annually.  The following table provides the reinsurance recoverable as of December 31, 2014 grouped by A.M. Best rating:

A.M. Best ratings of reinsurer	Ceded future policyholder benefits and expense	Ceded unearned premiums	Ceded claims and benefits payable	Ceded paid losses	Total
A++ or A+	$203,351	$3,857	$36,034	$145	$243,387
A or A-	4,671	0	27	5	4,703
Not rated	0	0	748	1,334	2,082
Reinsurance recoverable	$208,022	$3,857	$36,809	$1,484	$250,172

A.M. Best ratings for The Hartford and John Hancock, the reinsurers with the largest reinsurance recoverable balances, are A- and A+, respectively. A.M. Best currently maintains a stable outlook on the financial strength ratings of John Hancock and The Hartford. The total amount of recoverable for these two reinsurers is $243,308 as of December 31, 2014.  Most of the assets backing reserves relating to reinsurance recoverables from these two counterparties are held in trust.

The effect of reinsurance on premiums earned and benefits incurred was as follows:

	Years Ended December 31,
	2014			2013			2012
	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total
Direct earned premiums	$8,254	$18,990	$27,244	$10,353	$22,284	$32,637	$9,832	$24,950	$34,782
Premiums assumed	295	5,458	5,753	350	5,981	6,331	301	6,506	6,807
Premiums ceded	(8,254)	(1,041)	(9,295)	(10,353)	(1,272)	(11,625)	(9,832)	(1,680)	(11,512)
Net earned premiums	$295	$23,407	$23,702	$350	$26,993	$27,343	$301	$29,776	$30,077

Direct policyholder benefits	80,833	12,604	93,437	18,380	14,181	32,561	$18,909	$16,494	$35,403
Policyholder benefits assumed	258	3,911	4,169	151	8,022	8,173	600	4,279	4,879
Policyholder benefits ceded	(80,833)	(832)	(81,665)	(18,380)	(1,073)	(19,453)	(18,948)	(1,717)	(20,665)
Net policyholder benefits	$258	$15,683	$15,941	$151	$21,130	$21,281	$561	$19,056	$19,617

The Company utilizes ceded reinsurance for loss protection and capital management, business dispositions, client risk and profit sharing.

Loss Protection and Capital Management

As part of the Company’s overall risk and capacity management strategy, the Company purchases reinsurance for certain risks underwritten by the Company, including significant individual risks. Under indemnity reinsurance transactions in which the Company is the ceding insurer, the Company remains liable for policy claims if the assuming company fails to meet its obligations.  To mitigate this risk, the Company has control procedures to evaluate the financial condition of reinsurers and to monitor the concentration of credit risk.  The selection of reinsurance companies is based on criteria related to solvency and reliability and, to a lesser degree, diversification.

Business Divestitures

The Company has used reinsurance to exit certain businesses, such as the disposals of FFG and LTC. Reinsurance was used in these cases to facilitate the transactions because the businesses shared legal entities with operating segments that the Company retained. Assets supporting liabilities ceded relating to these businesses are held mainly in trusts for LTC and the separate accounts relating to FFG are still reflected in the Company’s balance sheet.

If the reinsurers became insolvent, we would be exposed to the risk that the assets in the trusts and/or the separate accounts would be insufficient to support the liabilities that would revert back to us. The reinsurance recoverable from The Hartford was $4,671 and $4,341 as of December 31, 2014 and 2013, respectively. The reinsurance recoverable from John Hancock was $238,637 and $165,861 as of December 31, 2014 and 2013, respectively.

The reinsurance agreement associated with the FFG sale also stipulates that The Hartford contribute funds to increase the value of the separate account assets relating to Modified Guaranteed Annuity business sold if such value declines below the value of the associated liabilities. If The Hartford fails to fulfill these obligations, the Company will be obligated to make these payments.

In addition, the Company would be responsible for administering this business in the event of reinsurer insolvency. We do not currently have the administrative systems and capabilities to process this business. Accordingly, we would need to obtain those capabilities in the event of an insolvency of one or more of the reinsurers of these businesses. We might be forced to obtain such capabilities on unfavorable terms with a resulting material adverse effect on our results of operations and financial condition.

As of December 31, 2014, we were not aware of any regulatory actions taken with respect to the solvency of the insurance subsidiaries of The Hartford or John Hancock that reinsure the FFG and LTC businesses and the Company has not been obligated to fulfill any of such reinsurers’ obligations.

John Hancock and The Hartford have paid their obligations when due and there have been no disputes.